CONCENTRATION OF RISKS (Details) - Entity	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 17, 2014	Apr. 16, 2012
Foreign currency exchange rate risk
Daily floating range of RMB trading prices against the U.S. dollar (as a percent)				2.00%
Appreciation and depreciation of the RMB against US dollar (as a percent)	5.80%	2.40%	3.109%
Minimum [Member]
Foreign currency exchange rate risk
Daily floating range of RMB trading prices against the U.S. dollar (as a percent)					0.50%
Maximum [Member]
Foreign currency exchange rate risk
Daily floating range of RMB trading prices against the U.S. dollar (as a percent)					1.00%
Customer Concentration Risk [Member] | Sales Revenue, Goods, Net [Member]
Concentration Risk [Line Items]
Concentration risk percentage	25.00%	23.00%	24.00%
Supplier Concentration Risk [Member] | Cost of Goods, Total [Member]
Concentration Risk [Line Items]
Concentration risk percentage	94.00%	86.00%	79.00%
Number of entities comprising risk benchmark	5	5	5